Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Description of Business
Description of Business

1.Description of Business

Description of Business

AeroClean Technologies, Inc. (“AeroClean” or the “Company”) was initially formed as CleanCo Bioscience Group LLC (“CBG”) in the State of Florida on September 2, 2011. Subsequent to its formation, CBG established a team of scientists, engineers and medical experts to provide solutions for the challenges posed by harmful airborne pathogens and resultant hospital acquired infections. On September 15, 2020, CBG converted into AeroClean Technologies, LLC as a Delaware limited liability company. On November 23, 2021, AeroClean Technologies, LLC incorporated in the state of Delaware as AeroClean Technologies, Inc. See Note 4, Initial Public Offering for a discussion of the Company’s initial public offering (the “IPO”). The Company is headquartered in Palm Beach Gardens, Florida. AeroClean is an interior space air purification technology company with an immediate objective of initiating full-scale commercialization of its high-performance interior air sterilization and disinfection products for the eradication of coronavirus and other harmful airborne pathogens. AeroClean was established to develop technology-driven, medical-grade air purification solutions for hospitals and other healthcare settings.

Liquidity and Capital Resources

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205 40, Presentation of Financial Statements — Going Concern (ASC 205 40), require management to assess an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. In each reporting period (including interim periods), an entity is required to assess conditions known and reasonably knowable as of the financial statement issuance date to determine whether it is probable an entity will not meet its financial obligations within one year from the financial statement issuance date. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate it is probable the entity will be unable to meet its financial obligations as they become due within one year after the date the financial statements are issued.

The Company incurred net income of $6,649,493 and a net loss of $1,100,748 during the three and nine months ended September 30, 2022 and had an accumulated deficit of $2,848,608 at September 30, 2022. The Company’s net cash used in operating activities was $7,232,949 for the nine months ended September 30, 2022. The Company is an early-stage company and has begun generating revenues through the commercial production and sale of its Pūrgo air purification device. The Company first shipped units to customers in July 2021 and generated cumulative revenues of $752,548 through September 30, 2022.

The Company’s ability to fund its operations is dependent upon management’s plans, which include generating sufficient revenues and controlling the Company’s expenses. A failure to generate sufficient revenues or control expenses, among other factors, will adversely impact the Company’s ability to meet its financial obligations as they become due and payable and to achieve its intended business objectives. On November 29, 2021, the Company completed its IPO resulting in aggregate gross proceeds of $25,140,000 and net proceeds of $21,640,000 after deducting underwriting fees and closing costs of approximately $3,500,000. Additionally, on June 29, 2022, the Company completed a private placement in connection with a securities purchase agreement dated June 26, 2022 (the “Private Placement”). In the Private Placement, the Company received gross proceeds of $15,000,000 in connection with the issuance of (i) 1,500,000 shares of common stock and (ii) a warrant to purchase up to 1,500,000 shares of common stock (the “Warrant”). See Note 11, Stockholders’ Equity. The accumulated deficit from the inception of the Company through September 30, 2022 is substantially less than the amounts raised through its IPO and the Private Placement. Further, the Company’s investment into research and development, engineering and other product development costs has been decreasing following the product launch, and as discussed, the Company is now generating revenues and margins from the sale of its Pūrgo device. Operating costs associated with revenue generation can also be managed as the Company increases revenues.

Based on the available cash balance and management’s plans as described above, management believes that it has the ability to fund the Company’s operations for one year after the financial statements are issued.

1.Description of Business (continued)

COVID-19 Pandemic

The Company continues to monitor the ongoing COVID-19 pandemic, including the emergence of variant strains, which continue to spread throughout the world and have adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. The Company’s on-going research and development activities, including development of product prototypes and manufacturing activities, are all conducted in the United States, and as a result, the Company has been able to mitigate the adverse impact of the COVID-19 pandemic on its global supply chain.

During the nine months ended September 30, 2022, the Company did not experience any significant adverse impact on its operations as a result of the COVID-19 pandemic. However, across many industries, including the Company’s, COVID-19 — among other factors — has negatively impacted personnel and operations at third-party manufacturing and component part supplier facilities in the United States and around the world. These disruptions have adversely impacted the availability and cost of raw materials and component parts. For example, various electronic components and semi-conductor chips have become increasingly difficult to source, and, when available, may be subject to substantially longer lead times and higher costs than historically applicable. While the Company’s manufacturing run rate is not currently being impacted, past shortages have impacted the Company’s ability to manufacture units.

The Company continues to actively monitor the situation and may take further actions that impact operations as may be required by federal, state or local authorities or that it determines is in the best interests of its employees, customers, suppliers and stockholders. As of the date these unaudited condensed financial statements were issued, the pandemic presents uncertainty and risk as the Company cannot reasonably determine or predict the nature, duration or scope of the overall impact the COVID-19 pandemic and the evolving strains of COVID-19 will have on its business, results of operations, liquidity or capital resources.

1.Description of Business

Description of Business

AeroClean Technologies, Inc. (“AeroClean” or the “Company”) was initially formed as CleanCo Bioscience Group LLC (“CBG”) in the State of Florida on September 2, 2011. Subsequent to its formation, CBG established a team of scientists, engineers and medical experts to provide solutions for the challenges posed by harmful airborne pathogens and resultant hospital acquired infections. On September 15, 2020, CBG converted into AeroClean Technologies, LLC as a Delaware limited liability company and is headquartered in Palm Beach Gardens, Florida. On November 23, 2021, AeroClean Technologies, LLC incorporated in the state of Delaware as AeroClean Technologies, Inc. See Note 3, Public Offering for a discussion of the Company’s recent initial public offering (the “Public Offering”). AeroClean is an interior space air purification technology company with an immediate objective of initiating full-scale commercialization of its high-performance interior air sterilization and disinfection products for the eradication of coronavirus and other harmful airborne pathogens. AeroClean was established to develop technology-driven, medical-grade air purification solutions for hospitals and other healthcare settings.

Liquidity and Capital Resources

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements — Going Concern (ASC 205-40) require management to assess an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. In each reporting period (including interim periods), an entity is required to assess conditions known and reasonably knowable as of the financial statement issuance date to determine whether it is probable an entity will not meet its financial obligations within one year from the financial statement issuance date. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate it is probable the entity will be unable to meet its financial obligations as they become due within one year after the date the financial statements are issued.

The Company incurred a net loss of $7,923,607 during the year ended December 31, 2021 and had working capital of $20,066,574 and an accumulated deficit of $1,747,860 at December 31, 2021. The Company’s net cash used in operating activities was $7,795,087 for the year ended December 31, 2021. For the year ended December 31, 2020, the Company incurred a net loss of $3,323,081 and had an accumulated deficit of $8,223,407, and net cash used in operating activities was $3,069,976 at December 31, 2020. The Company is an early-stage company and has begun generating revenues through the commercial production and sale of its Pūrgo air purification device. The Company first shipped units to customers in July 2021 and generated revenues of $616,511 through December 31, 2021.

The Company’s ability to fund its operations is dependent upon management’s plans, which include generating sufficient revenues and controlling the Company’s expenses. A failure to generate sufficient revenues or control expenses, among other factors, will adversely impact the Company’s ability to meet its financial obligations as they become due and payable and to achieve its intended business objectives. On November 29, 2021, the Company completed the Public Offering resulting in aggregate gross proceeds of $25,140,000 and net proceeds of $21,640,000 after deducting underwriting fees and closing costs of approximately $3,500,000. See Note 3, Public Offering. The accumulated deficit from the inception of the Company through December 31, 2021 is substantially less than the amount raised through the Public Offering. Further, the Company’s investment into research and development, engineering and other product development costs has been decreasing following the product launch, and as discussed, the Company is now generating revenues and margins from the sale of its Pūrgo device. Operating costs associated with revenue generation can also be managed as the Company increases revenues.

Based on the available cash balance and management’s plan as described above, management believes that it has the ability to fund the Company’s operation for one year after the financial statements are issued.

COVID-19 Pandemic

The Company continues to monitor the outbreak of COVID-19 and its variants, including the most recent Omicron variant, which continue to spread throughout the world and adversely impact global commercial activity and contribute to significant declines and volatility in financial markets. The Company’s on-going research and development activities, including development of product prototypes and manufacturing activities, are all conducted in the United States, and as a result, the Company has been able to mitigate some of the adverse impact of the COVID-19 pandemic on its global supply chain.

The Company continues to actively monitor the situation and may take further actions that impact operations as may be required by federal, state or local authorities or that the Company determines is in the best interests of its employees, customers, suppliers and stockholders. As of the date of issuance of these financial statements, the pandemic presents uncertainty and risk as the Company cannot reasonably determine or predict the nature, duration or scope of the overall impact the COVID-19 pandemic will have on its business, results of operations, liquidity or capital resources.